Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	eqft
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2017
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Equinox Systematica Macro Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox Systematica Macro Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. For the fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was 0.00% of the average value of the portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would likely have a high portfolio turnover rate which is generally considered to be over 100% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $25,000 (minimum initial investment) in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by making a combination of investments (i) directly in an actively managed fixed-income portfolio and (ii) indirectly through its wholly-owned subsidiary (the “Subsidiary”) in (a) one or more trading companies that provide exposure to a managed futures program of Systematica Investments Limited acting solely in its capacity as general partner of Systematica Investments LP (“Systematica”), a commodity trading advisor (“CTA”) registered with the U.S. Commodity Futures Trading Commission, (b) and/or derivative instruments such as swap agreements that provide exposure to the Systematica Systematic Macro Program (the “Systematica Program”), a managed futures program directed by Systematica.

The Systematica Program consists of a diversified portfolio of futures and futures-related instruments utilizing up to 150 contracts across four major asset classes – commodities, currencies, fixed income and equities. Systematica’s investment process is primarily systematic and is guided by the work of its research team, which regularly reviews and develops trading systems and financial models using price and non-price data and a broad set of analytical techniques. The Systematica Program seeks to invest in a variety of assets and markets in and outside of the United States, including emerging countries.

The trading strategies that comprise the Systematica Program are classified into “core” strategies and “enhancer” strategies. The core strategies are deployed across all assets and traded in a consistent manner. These strategies account for the majority of the investment positions taken by Systematica Program. The enhancer strategies are deployed in single sectors and aim to exploit more specific market features. Systematica may vary the allocation among core and enhancer strategies at its discretion.

Systematica’s core strategies include: (i) a “short-term trend” strategy, (ii) a “long-term trend” strategy and (iii) an “enhanced carry” strategy. The short-term trend strategy is designed to benefit from market trends by utilizing trend-following models that seek to monitor price data over discrete time frames ranging from a few business days to approximately two months. The long-term trend strategy employs trend-following models that seek to monitor price data over longer time frames. It is designed to have, in the aggregate, a slightly net long exposure across the markets traded. The enhanced carry strategy aims to improve the risk-return characteristics of conventional carry trades by utilizing Systematica’s proprietary non-price signals, while seeking to mitigate drawdowns through diversification and other risk management techniques.

The Systematica Program’s enhancer strategies also include: (i) “equity enhancer” strategies; (ii) “foreign currency enhancer” strategies; and (iii) “yield curve enhancer” strategies.

“Equity enhancer strategies” take positions in equity index futures based on Systematica’s assessment of non-price and other data derived from individual stocks.

Foreign currency enhancer strategies take positions in currency markets using signals derived from interest rate markets.

Yield curve enhancer strategies are mean reversion strategies that capitalize on identified patterns in various yield curves across different maturities.

• Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will either (i) invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk; (ii) enter into swap agreements that provide exposure to the Systematica Program; or (iii) invest in some combination of (i) and (ii) In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The Systematica Program may take a long or short position in such market. The Fund or its Subsidiary may also invest in a variety of derivative instruments.

To the extent the Fund employs derivatives to gain exposure to the Systematica Program, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the Systematica Program. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the Swap at its discretion. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of the Swap typically includes a deduction for fees of the counterparty as well as management, performance and other fees payable to Systematica. Any investment in the Systematica Program by the Subsidiary will be subject to (i) management fees of up to 1.00% of notional exposure, and (ii) performance-based incentive fees of up to 20% of new high net trading profits. The costs of the Systematica Program are not direct costs of the Fund and are not included in the expenses of the Fund but such costs are included in the return of the derivative instrument or trading company in which the Subsidiary invests and reflect an indirect cost of investing in the Fund. Because the Swap is designed to replicate the returns of the Systematica Program after allowing for the factors set out above, the performance of the Fund will primarily depend on the ability of the Systematica Program to generate returns in excess of the costs of the relevant Swap(s).

Prospective investors should note that the Systematica Group (as defined below) is not a sponsor or promoter of the Fund, the Subsidiary or any trading company. The Systematica Group is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Subsidiary and does not make recommendations or representations with respect to the Fund or the Subsidiary. Other than reviewing the description of the Systematica Program, the Systematica Group has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with the Systematica Group, will not have voting rights or a direct interest in any Systematica fund, and will have no standing or recourse against the Systematica Group with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the Systematica Program through one or more trading companies that employ the Systematica Program and/or derivative instruments such as swap agreements that provide exposure to the Systematica Program, neither the Fund nor the Subsidiary intends to take a direct interest in any Systematica fund. Systematica along with Systematica Investments LP and its group are referred to collectively in this Prospectus as the “Systematica Group”.

• Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government normally with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) and rules under it, in money market funds.

• Subsidiary: Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies. A managed futures program may use one or a combination of trading strategies, including those described below.

A Mean Reversion strategy generally seeks to identify instruments whose prices have deviated from, and therefore are likely to return to, their historical averages. If an instrument is trading below its historical average price, a mean reversion strategy generally would entail taking a long position in the instrument, while if an instrument is trading above its historical average price, a mean reversion strategy generally would entail taking a short position in the instrument.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models that seek to identify when to buy or sell an instrument according to rules determined before a trade is made, generally, with little or no human intervention once a mathematical formula has been entered.

A Trend-Following strategy generally seeks to identify the general direction of one or more markets (either up or down) using indicators such as current market prices and moving average prices, and seeks to buy or sell investments based on the assessment of these trade signals. Trend-following generally does not seek to predict the direction of a market in advance, but establishes long or short positions based on the direction which the market has already taken.

A Carry strategy seeks to hold a long position in (i.e., buy or invest) an instrument or market, generally expected to be higher yielding, while simultaneously taking a short position in (i.e., sell short or borrow) an instrument or market that is generally expected to be lower yielding. Examples include borrowing in a lower-interest currency to invest in a higher-interest currency, or buying longer-maturity bonds by borrowing shorter-term.

The Yield Curve is a reference to a plotted line on a graph that reflects interest rates of fixed-income securities that have equivalent credit quality over different terms to maturity.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. As with all mutual funds, there is the risk that you could lose money through your investment in the Fund, including a risk of a loss of all capital invested. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• Systematica Program Strategy Risk. The profitability of any Fund investment in the Systematica Program depends primarily on the ability of Systematica to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be volatile and may be influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events;

• changes in philosophies and emotions of various market participants; and

• changes in personnel.

The Systematica Program may not take all (or any) of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees, transaction fees and other fees and expenses, associated with the Systematica Program through reduced returns.

The successful use of forward and futures contracts draws upon Systematica’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the forward or futures contract and the market value of the underlying instrument or reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contracts and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• Systematica’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund or any trading company has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Systematica Program (and indirectly the Fund through its investment exposure to the Systematica Program) will have the potential for greater losses, as well as the potential for greater gains, than if the Systematica Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Systematica Program’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s net asset value (“NAV”) may be volatile because of its investment exposure to the Systematica Program.

The trading decisions of the Systematica Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at Systematica have developed over time. Systematica commits substantial resources to the updating and maintenance of existing models and algorithms as well as to the ongoing development of new models and algorithms. The successful operation of the automated computer algorithms on which the Systematica Program’s trading decisions are based is reliant upon Systematica’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without Systematica recognizing that fact before substantial losses are incurred. There can be no assurance that Systematica will be successful in maintaining effective mathematical models and automated computer algorithms.

Certain members of the Systematica Group are ultimately owned in part and/or may, in the future be owned in part, by one or more affiliates or non-affiliates, including BlueCrest Capital Management Limited and its affiliates. The Systematica Group may be adversely impacted by any changes in such ownership interests or their owners, including the sale or restructuring of any such ownership interest or any liquidation, administration or dissolution of any such affiliate, non-affiliate or owner. Any such changes could therefore impact the Systematica Group’s ability to continue to effectively manage the Systematica Program.

There is no assurance that the Fund’s investment in a derivative instrument or trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund, its Subsidiary or a trading company invest are exchange-traded or over-the-counter swap agreements, futures contracts, forward contracts, and other similar instruments. Such derivatives can be very risky, highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of such derivatives depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with them that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in a derivative instrument could have a potentially large impact on the Fund’s performance. Further, a relatively small movement in the price of a swap contract may result in a profit or loss which is high in proportion to the amount of funds actually placed as initial margin and may result in unquantifiable further loss exceeding any margin deposited. In the event that a call for further margin exceeds the amount of cash available, the Fund would be required to close out the relevant contract. In addition, daily limits on price fluctuations and speculative position limits on exchanges may prevent prompt liquidation of positions resulting in potentially greater losses. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in such derivatives.

The prices of derivative instruments are highly volatile. Price movements of forward contracts and other derivative contracts in which the Fund, through its Subsidiary, may invest are influenced by, among other things: interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets. Such intervention is often intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any of the exchanges on which its positions trade or of their clearing houses.

• Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. The Fund’s fixed income investments will primarily consist of U.S. government securities which include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled by or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States or any certificate of deposit for any of the foregoing, including U.S. Treasury bonds and U.S. Treasury bills. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

• Counterparty Risk. Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or a trading company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

• Currency Risk. The Fund will be exposed to currency risk due to its investment in the Systematica Program, which incorporates an “enhanced carry” strategy and other foreign exchange strategies. The success of the foreign exchange strategies utilized by Systematica will depend on the exchange rates and interest rates applicable to the relevant currencies. If the applicable exchange rates or interest rates move against the direction targeted by the carry or other strategy, the performance of the program may decline. Exchange rates and interest rates can be unpredictable and the method used to forecast the interest rate may not yield a correct result. Past and current levels of interest rates, exchange rates and fluctuations and trends in interest rates and exchange rates that have occurred in the past are not necessarily indicative of future trends. If the anticipated directions in interest rates and exchange rates prove incorrect, the performance of the Systematica Program may decline. Furthermore, even if historic trends in interest rate and exchange rate movements prove to be a reliable indicator of future trends, the Systematica Program may not effectively identify such trends or may not succeed in capturing the benefits of such trends.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. With the increased use of technologies such as the Internet to conduct business, the Trust is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber- attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Trust’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Trust accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Trust invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Trust’s ability to calculate its NAV, impediments to trading, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Trust has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Trust cannot control the cyber security plans and systems put in place by service providers to the Trust and issuers in which the Trust invests. The Trust and its shareholders could be negatively impacted as a result.

• Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the Systematica Program’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose some or all of your capital invested in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantlyrevised and expanded the rule making, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk. In addition, the Securities and Exchange Commission has recently proposed new regulations regarding mutual funds’ use of derivatives and leverage. These proposed rules, if adopted in substantially the same form as proposes, could have a substantial impact on the ability of the Fund to fully implement its investment strategy as described herein, which may limit the Fund’s ability to achieve its objective.

• High Indirect Fees and Expenses. Your cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of instruments traded by the Systematica Program. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by a trading company, including management fees, performance-based fees and other fees and costs associated with the Systematica Program, commodity brokerage commissions and operating expenses. Further, any investment in the Systematica Program is expected to be subject to management, performance-based and other fees and expenses. Management fees are based on the leverage account size or the “notional exposure” of the Fund to the Systematica Program and not the actual cash invested or the performance of the Fund.

• Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the Systematica Program or any particular security or derivative in whichthe Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Performance Fees. The performance-based fees indirectly paid to Systematica may create an incentive for Systematica to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. In addition, because performance-based fees will generally be calculated on a basis that includes unrealized trading profits of the Systematica Program, the fee may be greater than if it were based solely on realized gains. Positive performance of the Fund’s investments in the Systematica Program is expected to result in performance-based compensation being paid to Systematica, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative. Further, because performance fees are frequently calculated on a quarterly basis (and, in some cases, upon a withdrawal of capital from a trading company), it is possible that Systematica could earn a performance fee during a year in which its overall performance for the whole year was negative.

• Portfolio Turnover Risk. The Fund is exposed to portfolio turnover risk through its exposure to the Systematica Program, which may frequently buy and sell futures and futures-related instruments to rebalance its exposure to various market sectors. Higher portfolio turnover in the Systematica Program may result in higher levels of transaction costs and generating greater tax liabilities that will be deducted from the performance of the Fund’s investment in the Systematica Program. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund, its Subsidiary or a trading company, or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act, and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table illustrate the risks and volatility of investing in the Fund by showing changes in the Fund’s performance for ClassI shares from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods ended December 31, 2016, before and after taxes, compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.EquinoxFunds.com or by calling the Fund toll-free at 888-643-3431.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the risks and volatility of investing in the Fund by showing changes in the Fund’s performance for Class I shares from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods ended December 31, 2016, before and after taxes, compare with those of a broad measure of market performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-643-3431
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.EquinoxFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 8.23% (for the quarter ended March 31, 2016). The worst performance was (7.76)% (for the quarter ended June 30, 2015). The year-to-date return for the Class I shares as of June 30, 2017 was (3.05)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.76%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2016
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2017, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

Equinox Systematica Macro Fund | BarclaysHedge BTOP50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Equinox Systematica Macro Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Equinox Systematica Macro Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EBCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	920
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,693
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,886
Annual Return 2015	rr_AnnualReturn2015	5.09%
Annual Return 2016	rr_AnnualReturn2016	(7.70%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.38%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Equinox Systematica Macro Fund | Class I | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.59%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.46%)	[6]
Equinox Systematica Macro Fund | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)

[1]	The Fund's transfer agent charges this fee for each wire redemption.
[2]	"Management Fees" include a management fee paid to Equinox Institutional Asset Management, LP (the "Adviser") by the Fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 0.64% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[3]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees". "Other Expenses" include expenses of the Fund's Subsidiary. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Systematica Program (as defined below), which is the primary manner in which the Fund intends to gain exposure to the Systematica Program. Costs associated with such derivative instruments include any fee paid to the Fund or Subsidiary's counterparty and the fees and expenses associated with the Systematica Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. Counterparty fees are subject to fluctuation depending on prevailing interest rates, the performance of the Systematica Program and the degree to which such over-the-counter derivatives are employed. To the extent that such interest rates increase above current levels, the cost of the Fund's investment in swaps and other OTC derivatives will increase. Systematica Program fees include an aggregate weighted average management fee of 1.00% (annualized) of notional exposure and an incentive/performance fee of 20% of new high net trading profits, respectively. Based on an average notional exposure of approximately 100% of Fund assets during the most recent fiscal year, the Fund indirectly was subject to estimated counterparty fees of approximately 0.30% (annualized) of Fund assets and Systematica Program management fees of 1.00% and no incentive/performance fees. The performance of the Fund is net of all such embedded management and incentive/performance fees.
[4]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any class specific fees and expenses, and (vi) brokerage commissions, do not exceed, on an annual basis, 0.79% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least July 31, 2018. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.
[5]	Class I shares of the Equinox Systematica Macro Fund commenced operations on June 17, 2014.
[6]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.